Note 8 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - Prospective land claim package [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Acquisition costs of mineral and surface rights	$ 75
Assays	103
Camp and site costs	206	91
Geological and geophysical	806	67
Land taxes and gov't fees	196	336
Legal, community and other consultation costs	47	593
Balance, exploration and evaluation		52,806
Total for the year	1,433	1,087
Less: Impairment		(53,893)
Balance, exploration and evaluation	$ 1,433